FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of carrying amounts of each of the categories of financial instruments of the Group

	As of December 31, 2022
				Debt
			Equity	instruments
	Financial		instruments at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total

Current
Trade receivables	—	5,055,178	—	—	5,055,178
Notes receivable	—	411,145	—	1,356,480	1,767,625
Restricted cash	—	2,443,249	—	—	2,443,249
Cash and cash equivalents	—	16,816,684	—	—	16,816,684
Financial assets included in other current assets	—	4,907,445	—	—	4,907,445
Subtotal	—	29,633,701	—	1,356,480	30,990,181

Non-current
Other financial assets measured at fair value	—	—	2,161,085	—	2,161,085
Other non-current assets	—	513,281	—	—	513,281
Subtotal	—	513,281	2,161,085	—	2,674,366

Total	—	30,146,982	2,161,085	1,356,480	33,664,547

Financial liabilities

	As of December 31, 2022
	Financial assets at fair	Financial
	value through profit or	liabilities at
	loss-held for trading	amortized cost	Total

Current
Financial liabilities at fair value through profit or loss	8,767	—	8,767
Interest-bearing loans and borrowings	—	27,859,353	27,859,353
Financial liabilities included in other payables and accrued liabilities (Note 24)	—	7,344,765	7,344,765
Trade and notes payables	—	22,536,331	22,536,331
Subtotal	8,767	57,740,449	57,749,216

Non-current
Financial liabilities included in other non-current liabilities (Note 23)	—	660,867	660,867
Interest-bearing loans and borrowings	—	58,596,765	58,596,765
Subtotal	—	59,257,632	59,257,632

Total	8,767	116,998,081	117,006,848

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(a)	Financial instruments by category (Continued)

Financial assets

	As of December 31, 2021
			Equity	Debt
			instruments	instruments
	Financial		at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total

Current
Trade receivables	—	4,043,972	—	—	4,043,972
Notes receivable	—	1,207,602	—	2,867,877	4,075,479
Restricted cash	—	1,400,988	—	—	1,400,988
Cash and cash equivalents	—	19,683,619	—	—	19,683,619
Financial assets included in other current assets	—	5,565,543	—	—	5,565,543
Subtotal	—	31,901,724	—	2,867,877	34,769,601

Non-current
Other financial assets measured at fair value	—	—	457,686	—	457,686
Other non-current assets	—	504,307	—	—	504,307
Subtotal	—	504,307	457,686	—	961,993

Total	—	32,406,031	457,686	2,867,877	35,731,594

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(a)      Financial instruments by category (Continued)

Financial Liabilities

	As of December 31, 2021
	Financial assets at fair value	Financial
	through profit or loss- held	liabilities at
	for trading	amortized cost	Total

Current
Financial liabilities at fair value through profit or loss	68,871	—	68,871
Interest-bearing loans and borrowings	—	27,665,370	27,665,370
Financial liabilities included in other payables and accrued liabilities (Note 24)	—	9,616,725	9,616,725
Trade and notes payables	—	18,588,416	18,588,416
Subtotal	68,871	55,870,511	55,939,382

Non-current
Financial liabilities included in other non- current liabilities (Note 23)	—	880,864	880,864
Interest-bearing loans and borrowings	—	69,674,935	69,674,935
Subtotal	—	70,555,799	70,555,799

Total	68,871	126,426,310	126,495,181

Schedule of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 23)	660,867	880,864	590,869	768,170
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 21)	49,387,292	59,156,405	45,885,166	55,623,890
	50,048,159	60,037,269	46,476,035	56,392,060

Schedule of fair value measurement hierarchy

Assets measured at fair value

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total
Notes receivable	—	—	1,356,480	1,356,480
Listed equity investments	34,751	—	—	34,751
Other unlisted investment	—	—	2,126,334	2,126,334
	34,751	—	3,482,814	3,517,565

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total
Notes receivable	—	—	2,867,877	2,867,877
Listed equity investments	45,133	—	—	45,133
Other unlisted investment	—	—	412,553	412,553
	45,133	—	3,280,430	3,325,563

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(b)     Fair value and fair value hierarchy (Continued)

Fair value hierarchy (Continued)

Liabilities measured at fair value

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: Futures contracts	8,767	—	—	8,767
	8,767	—	—	8,767

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: Futures contracts	68,871	—	—	68,871
	68,871	—	—	68,871

Liabilities for which fair values are disclosed：

As of December 31, 2022	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	—	590,869	590,869
Long-term interest-bearing loans and borrowings	—	—	45,885,166	45,885,166
	—	—	46,476,035	46,476,035

As of December 31, 2021	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	—	768,170	768,170
Long-term interest-bearing loans and borrowings	—	—	55,623,890	55,623,890
	—	—	56,392,060	56,392,060

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(b)     Fair value and fair value hierarchy (Continued)

Fair value hierarchy (Continued)

Summary of significant unobservable inputs to the valuation of financial instruments

	Valuation Technique	Significant unobservable input

Other equity investments
December 31, 2022	Discounted cashflow model	Discount rate, gross margin,sales growth rate

Notes receivable
December 31, 2022	Discounted cashflow model	Discount rate

Financial liabilities included in other non-current liabilities
December 31, 2022	Discounted cashflow model	Discount rate

Long-term interest-bearing loans and borrowings
December 31, 2022	Discounted cashflow model	Discount rate

Schedule of debt to asset ratio

	December 31,	December 31,
	2022	2021
Debt to asset ratio	58.67%	60.11%

Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of impact of change in futures prices
	December 31, 2022	December 31, 2021
Primary aluminum	Decrease/increase RMB9 million	Decrease/increase RMB6 million

Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maximum exposure to credit risk

	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables	—	—	—	5,055,178	5,055,178
Financial assets in other current assets	1,409,640	107,559	3,390,246	—	4,907,445
Restricted cash	2,443,249	—	—	—	2,443,249
Notes receivable	—	—	—	1,767,625	1,767,625
Cash and cash equivalents	16,816,684	—	—	—	16,816,684
Financial assets in other non-current assets	—	—	513,281	—	513,281
Total	20,669,573	107,559	3,903,527	6,822,803	31,503,462

Liquidity risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maturity profile of Group's financial liabilities

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2022
Lease liabilities, including current portion	1,651,935	1,314,558	3,092,936	13,939,859	19,999,288
Long-term bank and other loans, including current portion	13,486,345	6,604,880	20,579,821	6,878,511	47,549,557
Medium-term notes and bonds, including current portion	4,400,000	6,712,761	6,110,823	2,000,000	19,223,584
Short-term bonds	2,600,000	—	—	—	2,600,000
Short-term bank and other loans	6,461,103	—	—	—	6,461,103
Interest payables for loans and borrowings	2,285,428	1,490,176	1,468,119	1,046,655	6,290,378
Financial liabilities at fair value through profit or loss	8,767	—	—	—	8,767
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	6,786,894	—	—	—	6,786,894
Financial liabilities included in other non-current liabilities	203,428	50,198	150,595	839,964	1,244,185
Trade and notes payables	22,536,331	—	—	—	22,536,331

	60,420,231	16,172,573	31,402,294	24,704,989	132,700,087

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2021
Lease liabilities, including current portion	1,513,435	1,402,567	4,137,823	14,651,190	21,705,015
Long-term bank and other loans, including current portion	6,164,215	17,424,952	10,787,187	14,720,982	49,097,336
Medium-term notes and bonds, including current portion	3,000,000	4,400,000	9,875,700	2,000,000	19,275,700
Short-term bonds	5,400,000	—	—	—	5,400,000
Short-term bank and other loans	11,937,178	—	—	—	11,937,178
Interest payables for loans and borrowings	2,703,535	2,242,239	3,961,075	1,680,780	10,587,629
Financial liabilities at fair value through profit or loss	68,871	—	—	—	68,871
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	8,939,681	—	—	—	8,939,681
Financial liabilities included in other non-current liabilities	352,273	202,541	147,002	885,208	1,587,024
Trade and notes payables	18,588,416	—	—	—	18,588,416

	58,667,604	25,672,299	28,908,787	33,938,160	147,186,850